VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities, at fair value	$ 52,597	$ 18,777
Equity securities, at fair value	2,804	3,663
Mortgage loans on real estate, at amortized cost	12,444	5,962
Private loans, at amortized cost	2,871	1,198
Investment real estate	2,163	861
Investment funds	3,403	2,483
Short-term investments	2,910	3,115
Other invested assets	1,022	279
Cash and cash equivalents	14,335	4,308	$ 2,893	$ 2,145
Other assets	1,855	730
Total assets	130,533	61,643
Notes payable	657	174
Total liabilities	118,767	52,794
Carrying Amount
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities, at fair value	52,597	18,777
Equity securities, at fair value	2,804	3,663
Mortgage loans on real estate, at amortized cost	12,444	5,962
Short-term investments	2,910	3,115
Other assets	704	34
Other liabilities	14	12
Maximum Exposure to Loss
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities, at fair value	52,597	18,777
Equity securities, at fair value	2,804	3,663
Mortgage loans on real estate, at amortized cost	12,228	5,683
Short-term investments	2,910	3,115
Other assets	704	34
Other liabilities	14	12
Consolidated Variable Interest Entities
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities, at fair value	104	153
Equity securities, at fair value	115	54
Mortgage loans on real estate, at amortized cost	91	82
Private loans, at amortized cost	706	727
Investment real estate	1,628	172
Real estate partnerships	3,866	2,477
Investment funds	805	375
Other invested assets	313	30
Cash and cash equivalents	258	85
Other assets	104	83
Total assets	7,990	4,238
Notes payable	175	174
Other liabilities	117	30
Total liabilities	292	204
Unconsolidated Variable Interest Entities | Carrying Amount
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities, at fair value	2,100	0
Equity securities, at fair value	218	239
Mortgage loans on real estate, at amortized cost	673	630
Investment real estate	3,733	2,478
Investment funds	285	0
Short-term investments	57	0
Other assets	157	0
Total assets	7,223	3,347
Unconsolidated Variable Interest Entities | Maximum Exposure to Loss
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities, at fair value	2,100	0
Equity securities, at fair value	218	239
Mortgage loans on real estate, at amortized cost	746	630
Investment real estate	3,736	2,478
Investment funds	366	0
Short-term investments	57	0
Other assets	157	0
Total assets	$ 7,380	$ 3,347